DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	83	74
Vessels and equipment, net	$ 2,987,360	$ 2,665,785
Weighted average interest rate	2.05%	2.01%
Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,987,400	$ 2,665,800